Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Outstanding at July 1, 2019	1,091,833	$1.50	8.90
Granted	1,907,000	2.00	9.76
Exercised	(36,000)	1.50
Outstanding at June 30, 2020	2,962,833	1.82	9.06
Outstanding at July 1, 2020	2,962,833	1.82	9.06
Granted	566,000	2.97	9.65
Terminated	(306,708)	2.45
Outstanding at June 30, 2021	3,222,125	1.96	8.34
Vested or expected to vest at June 30, 2021	3,222,125	1.96	8.34
Exercisable at June 30, 2021	1,969,526	1.78	7.87